Provisions - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jul. 10, 2024	Dec. 31, 2024
Statements [Line Items]
Amounts transferred to accruals during the year		€ (74,236)
Gaming tax and legal provisions € '000s
Statements [Line Items]
Amounts transferred to accruals during the year		(46,350)
Sportsbook Closure and other € '000s
Statements [Line Items]
Amounts transferred to accruals during the year		€ (27,886)
Onerous contracts provision	€ 30,000
Provisions reclassified to accruals	€ 27,900